Long-Term Liabilities (Details) - Schedule of Long-Term Liabilities (Parentheticals) - Notes Payable to Banks [Member] - Mortgage Note [Member]	Mar. 31, 2024	Dec. 31, 2023
Schedule of Long-Term Liabilities [Line Items]
Note bears interest rate	7.50%	7.50%
Maturity date	Jan. 01, 2053	Jan. 01, 2053